Financial Statement Schedule I - STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements
Net revenues	$ 7,468,610	$ 5,277,169	$ 3,476,495
Cost of revenues	6,205,474	4,367,857	2,786,581
Gross profit	1,263,136	909,312	689,914
Operating expenses:
General and administrative expenses	342,129	308,942	225,597
Research and development expenses	69,822	58,407	45,167
Other operating income, net	(63,802)	(47,068)	(25,523)
Total operating expenses	907,075	718,931	469,484
Loss from operations	356,061	190,381	220,430
Other income (expense):
Interest expense	(74,266)	(58,153)	(71,874)
Interest income	40,615	11,051	9,306
Gain (loss) on change in fair value of derivatives, net	(44,489)	23,785	50,001
Foreign exchange gain (loss), net	77,689	(47,234)	(64,820)
Investment (loss) gain	858	18,634	(8,559)
Other income (expenses), net:	407	(51,917)	(85,946)
Income (loss) before income taxes and equity in earnings of subsidiaries	356,468	138,464	134,484
Income tax benefit (expense)	(73,353)	(35,844)	1,983
Net income attributable to Canadian Solar Inc.	239,968	95,248	146,703
Reportable legal entities | Parent Company
Condensed Financial Statements
Net revenues		341	2,170
Gross profit		341	2,170
Operating expenses:
Selling and distribution expenses	890	766	2,174
General and administrative expenses	11,261	9,177	49,688
Research and development expenses	155	182	692
Other operating income, net		(282)
Total operating expenses	12,306	9,843	52,554
Loss from operations	(12,306)	(9,502)	(50,384)
Other income (expense):
Interest expense	(23,229)	(19,677)	(9,628)
Interest income	20,563	20,249	30,536
Gain (loss) on change in fair value of derivatives, net	(844)	4,043	25,341
Foreign exchange gain (loss), net	616	(3,674)	13,768
Other income (expenses), net:	(2,894)	941	60,017
Income (loss) before income taxes and equity in earnings of subsidiaries	(15,200)	(8,561)	9,633
Income tax benefit (expense)	8,786	2,424	(34,223)
Equity in earnings of subsidiaries	246,382	101,385	171,293
Net income attributable to Canadian Solar Inc.	$ 239,968	$ 95,248	$ 146,703